SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Option Activity
The following table summarizes activity related to stock options outstanding as of and for the year ended December 31, 2024:

(Stock options and intrinsic value in thousands)	Number of stock options outstanding	Weighted-average exercise price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2024	24,103	$4.45	6.6	$328
Granted[1]	4,822	1.51
Granted under the Option Exchange Program	2,237	2.10
Exercised	(5)	1.68
Forfeited	(3,117)	5.60
Cancelled under the Option Exchange Program	(3,887)	8.16
Outstanding - December 31, 2024	24,153	$2.91	6.33	$—
Exercisable - December 31, 2024	15,303	$3.27	5.29	$—
[1] Granted stock options include stock options issued to the Company’s Chief Executive Officer during the year ended December 31, 2024 that vest based on the achievement of certain market-based performance goals over the performance period, including the achievement of certain stock price performance targets.

Schedule of Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value
The following table summarizes the weighted-average grant date fair value and total intrinsic value of stock options exercised for the years ended December 31, 2024 and 2023:

(In thousands, except per share data)	December 31, 2024	December 31, 2023
Weighted-average per share grant date fair value of stock options granted	$1.03	$1.21
Intrinsic value of stock options exercised, using market price at exercise date	$3	$—

Schedule of Weighted Average Grant Date Fair Value and Total Intrinsic Value of Options Exercised
The following table summarizes the weighted-average grant date fair value and total intrinsic value of stock options exercised for the years ended December 31, 2024 and 2023:

(In thousands, except per share data)	December 31, 2024	December 31, 2023
Weighted-average per share grant date fair value of stock options granted	$1.03	$1.21
Intrinsic value of stock options exercised, using market price at exercise date	$3	$—

Schedule of Fair Value Valuation Assumptions
The fair value of stock options granted under the Plan during the years ended December 31, 2024 and 2023 was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	December 31, 2024	December 31, 2023
Risk-free annual interest rate	3.9% to 4.3%	3.7% to 4.0%
Expected annual dividend yield	0%	0%
Expected stock price volatility	72.4% to 84.4%	77.0% to 82.8%
Expected life of stock options	4.5 to 7.5 years	5.0 to 7.0 years
Forfeiture rate	9.9% to 34.0%	7.2% to 34.0%
Fair value at grant date	$0.24 to $1.55	$0.94 to $1.52
Stock price at grant date	$0.87 to $2.05	$1.35 to $2.01
Exercise price range	$0.92 to $6.62	$1.35 to $2.01

Schedule of RSUs Outstanding
The following table summarizes activity related to RSUs outstanding as of and for the year ended December 31, 2024:

(shares in thousands)	Number of RSUs outstanding	Weighted-average fair value
Outstanding – January 1, 2024	6,862	$2.91
Granted	5,061	1.40
Vested and settled	(2,271)	2.82
Forfeited	(725)	2.18
Outstanding - December 31, 2024	8,927	$2.14

Schedule of Share-based Compensation Expense Capitalized
The following table sets forth the classification of share-based compensation expense related to stock options for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Cost of goods sold	$1,121	$1,059
Selling, general and administrative expense	5,313	6,025
Total share-based compensation expense for stock options	$6,434	$7,084
The following table sets forth the classification of share-based compensation expense related to RSUs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Cost of goods sold	$1,407	$1,352
Selling, general and administrative expense	6,490	6,899
Total share-based compensation expense for RSUs	$7,897	$8,251
The following table reflects share-based compensation expense capitalized to cost of goods sold and share-based compensation expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense to cost of goods sold	$2,361	$3,432
Capitalized expense to inventory for prior periods	661	1,668